THE PRUDENTIAL SERIES FUND

PSF Global Portfolio

PSF PGIM 50/50 Balanced Portfolio

PSF PGIM Flexible Managed Portfolio

PSF Small-Cap Stock Index Portfolio

PSF Stock Index Portfolio

Supplement dated November 7, 2023 to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for The Prudential Series Fund (the Trust) relating to the PSF Global Portfolio, PSF PGIM 50/50 Balanced Portfolio, PSF PGIM Flexible Managed Portfolio, PSF Small-Cap Stock Index Portfolio and PSF Stock Index Portfolio (each, a Portfolio, and collectively, the Portfolios). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

A.Portfolio Manager Changes related to PSF Global Portfolio, PSF PGIM 50/50 Balanced Portfolio and PSF PGIM Flexible Managed Portfolio

Effective immediately, Mr. Edward Campbell, CFA, is no longer a portfolio manager to the Portfolios and Mr. George N. Patterson, PhD, CFA, CFP is added as a portfolio manager to each Portfolio.

To reflect these changes, the Trust's Prospectus, SAI and the Summary Prospectus relating to the Portfolio are hereby revised as follows effective immediately:

I.All references and information pertaining to Mr. Campbell are hereby removed from the Trust's Prospectus and SAI and the Summary Prospectuses relating to the Portfolios.

II.The tables in the sections of the Summary Prospectuses and Prospectus entitled "Summary: PSF Global Portfolio – Management of the Portfolio", "Summary: PSF PGIM 50/50 Balanced Portfolio – Management of the Portfolio" and "Summary: PSF PGIM Flexible Managed Portfolio – Management of the Portfolio" are hereby revised by adding the following information with respect to Mr. Patterson:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date

PGIM Investments	PGIM Quantitative	George N. Patterson,	Managing Director,	November 2023
LLC	Solutions LLC	PhD, CFA, CFP,	Chief Investment
Officer

III.The following is hereby added after the last paragraph in the sections of the Prospectus entitled "HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – PSF Global Portfolio - PGIM Quantitative Solutions Segment and PSF PGIM 50/50 Balanced Portfolio and PSF PGIM Flexible Managed Portfolio – Equity Segments:"

George N. Patterson, PhD, CFA, CFP, is a Managing Director and the Chief Investment Officer for PGIM Quantitative Solutions. In this capacity, he oversees all portfolio management and research efforts for both the Quantitative Equity and Multi-Asset teams. Prior to his current role, George was the Co-Head of PGIM Quantitative Solutions' Quantitative Equity team, overseeing portfolio management, investment research and new product development. Before joining PGIM Quantitative Solutions, George was a Managing Director, Corporate Strategy, at Axioma, Inc., focusing on identifying buy-side trends and market opportunities. Previously, he was the Chief Investment Officer for Quantitative Investments at Bank of Montreal Global Asset Management, with responsibilities across global equities and multi-asset strategies spanning stand-alone asset allocation funds, FX overlays, retail fund of funds and ETF-based multi-asset solutions. In addition, George was a Co-Founder and Managing Partner at Menta Capital LLC, a California-based quantitative equity hedge fund, and a Senior Portfolio Manager in equity market neutral strategies at Barclays Global Investors. He began his career at NASA's Jet Propulsion Laboratory. George earned a BS in physics from the Massachusetts Institute of Technology and a PhD in physics from Boston University.

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IV. The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – PSF Global Portfolio" is hereby revised by adding the following information with respect to Mr. Patterson:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts*	Ownership of
	Managers	Companies*	Investment	(in millions)	Portfolio
		(in millions)	Vehicles*		Securities*
(in millions)
PGIM	George N.	92/$65,667,288,841	31/$3,716,091,791	63/$17,153,579,101	None
	Patterson, PhD,			8/$1,787,213,600
Quantitative
CFA, CFP
Solutions LLC

*Information as of September 30, 2023.

V.The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – PSF PGIM 50/50 Balanced Portfolio" is hereby revised by adding the following information with respect to Mr. Patterson:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts*	Ownership of
	Managers	Companies*	Investment	(in millions)	Portfolio
		(in millions)	Vehicles*		Securities*
(in millions)
PGIM	George N.	89/$64,281,107,691	31/$3,716,091,791	63/$17,153,579,101	None
	Patterson, PhD,			8/$1,787,213,600
Quantitative
CFA, CFP
Solutions LLC

*Information as of September 30, 2023.

VI. The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – PSF PGIM Flexible Managed Portfolio" is hereby revised by adding the following information with respect to Mr. Patterson:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts*	Ownership of
	Managers	Companies*	Investment	(in millions)	Portfolio
		(in millions)	Vehicles*		Securities*
(in millions)
PGIM	George N.	89/$62,328,766,079	31/$3,716,091,791	63/$17,153,579,101	None
	Patterson, PhD,			8/$1,787,213,600
Quantitative
CFA, CFP
Solutions LLC

*Information as of September 30, 2023.

B.Portfolio Manager Changes related to PSF Small-Cap Stock Index Portfolio and PSF Stock Index Portfolio

Effective immediately, Mr. Edward Louie, is no longer a portfolio manager to the Portfolios and Mr. George N. Patterson, PhD, CFA, CFP is added as a portfolio manager to each Portfolio.

To reflect these changes, the Trust's Prospectus, SAI and the Summary Prospectus relating to the Portfolio are hereby revised as follows effective immediately:

I.All references and information pertaining to Mr. Louie are hereby removed from the Trust's Prospectus and SAI and the Summary Prospectuses relating to the Portfolios.

II.The tables in the sections of the Summary Prospectuses and Prospectus entitled "Summary: PSF Small-Cap Stock Index

Portfolio – Management of the Portfolio" and "Summary: PSF Stock Index Portfolio – Management of the Portfolio" are hereby revised by adding the following information with respect to Mr. Patterson:

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Investment Managers	Subadviser	Portfolio Managers	Title	Service Date

PGIM Investments	PGIM Quantitative	George N. Patterson,	Managing Director,	November 2023
LLC	Solutions LLC	PhD, CFA, CFP,	Chief Investment
Officer

III.The following is hereby added after the last paragraph in the sections of the Prospectus entitled "HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – PSF Small-Cap Stock Index Portfolio and PSF Stock Index Portfolio:"

George N. Patterson, PhD, CFA, CFP, is a Managing Director and the Chief Investment Officer for PGIM Quantitative Solutions. In this capacity, he oversees all portfolio management and research efforts for both the Quantitative Equity and Multi-Asset teams. Prior to his current role, George was the Co-Head of PGIM Quantitative Solutions' Quantitative Equity team, overseeing portfolio management, investment research and new product development. Before joining PGIM Quantitative Solutions, George was a Managing Director, Corporate Strategy, at Axioma, Inc., focusing on identifying buy-side trends and market opportunities. Previously, he was the Chief Investment Officer for Quantitative Investments at Bank of Montreal Global Asset Management, with responsibilities across global equities and multi-asset strategies spanning stand-alone asset allocation funds, FX overlays, retail fund of funds and ETF-based multi-asset solutions. In addition, George was a Co-Founder and Managing Partner at Menta Capital LLC, a California-based quantitative equity hedge fund, and a Senior Portfolio Manager in equity market neutral strategies at Barclays Global Investors. He began his career at NASA's Jet Propulsion Laboratory. George earned a BS in physics from the Massachusetts Institute of Technology and a PhD in physics from Boston University.

IV. The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – PSF Small-Cap Stock Index Portfolio" is hereby revised by adding the following information with respect to Mr. Patterson:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts*	Ownership of
	Managers	Companies*	Investment	(in millions)	Portfolio
		(in millions)	Vehicles*		Securities*
(in millions)
PGIM	George N.	92/$65,582,381,651	31/$3,716,091,791	63/$17,153,579,101	None
	Patterson, PhD,			8/$1,787,213,600
Quantitative
CFA, CFP
Solutions LLC

*Information as of September 30, 2023.

V.The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – PSF Stock Index Portfolio" is hereby revised by adding the following information with respect to Mr. Patterson:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts*	Ownership of
	Managers	Companies*	Investment	(in millions)	Portfolio
		(in millions)	Vehicles*		Securities*
(in millions)
PGIM	George N.	92/$60,020,663,964	31/$3,716,091,791	63/$17,153,579,101	None
	Patterson, PhD,			8/$1,787,213,600
Quantitative
CFA, CFP
Solutions LLC

*Information as of September 30, 2023.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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